Long-Term Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Long-Term Commitments
Long-term Commitments
The Company leases office facilities, equipment and automobiles under non-cancelable operating leases. These leases expire on varying dates, in some instances contain renewal and expansion options, do not restrict the payment of dividends or the incurrence of debt or additional lease obligations, and contain no significant purchase options. In addition to the base rental costs, occupancy lease agreements generally provide for rent escalations resulting from increased assessments for real estate taxes and other charges. Approximately 99% of the Company’s lease obligations are for the use of office space.
The consolidated statements of income include net rental costs of $354 million, $367 million and $381 million for 2017, 2016 and 2015, respectively, after deducting rentals from subleases ($8 million in 2017, $9 million in 2016 and $14 million in 2015). These net rental costs exclude rental costs and sublease income for previously accrued restructuring charges related to vacated space.
At December 31, 2017, the aggregate future minimum rental commitments under all non-cancelable operating lease agreements are as follows:

For the Years Ended December 31,	Gross Rental Commitments	Rentals from Subleases	Net Rental Commitments
(In millions of dollars)
2018	$355	$41	$314
2019	$316	$34	$282
2020	$291	$31	$260
2021	$226	$3	$223
2022	$207	$1	$206
Subsequent years	$773	$1	$772

The Company has entered into agreements, primarily with various service companies, to outsource certain information systems activities and responsibilities and processing activities. Under these agreements, the Company is required to pay minimum annual service charges. Additional fees may be payable depending upon the volume of transactions processed, with all future payments subject to increases for inflation. At December 31, 2017, the aggregate fixed future minimum commitments under these agreements are as follows:

For the Years Ended December 31,	Future Minimum Commitments
(In millions of dollars)
2018	$228
2019	106
2020	28
Subsequent years	25
$387